PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M U.S. EQUITY FUND

SUPPLEMENT DATED OCTOBER 24, 2018 TO

PROSPECTUS AND SAI

EACH DATED JULY 31, 2018, AS SUPPLEMENTED

The Active M U.S. Equity Fund was liquidated and terminated on October 19, 2018. All references to the Active M U.S. Equity Fund in the Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MMF SPT (10/18)